RELATED PARTY TRANSACTIONS (Detail) ¥ in Thousands, $ in Thousands		3 Months Ended						12 Months Ended
		Mar. 31, 2018 USD ($)		Mar. 31, 2018 CNY (¥)		Mar. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)
Loan to a related party:
Payments to Fund Long-term Loans to Related Parties		$ 23,914		¥ 150,000		¥ 150,000		$ 23,055		¥ 150,000		¥ 280,000		¥ 200,000
Lionbridge Limited [Member]
Loan to a related party:
Payments to Fund Long-term Loans to Related Parties		23,914	[1]	150,000	[1]	150,000	[1]	23,055	[2]	150,000	[2]	280,000	[2]	200,000	[2]
Mai Rui [Member]
Fees paid to related parties:
Payments for Other Fees	[3]							0		0		278		705
Bain Advisors [Member]
Fees paid to related parties:
Payments for Other Fees		0	[4]	0	[4]	1,550	[4]	$ 5,923	[5]	¥ 38,537	[5]	¥ 6,200	[5]	¥ 6,200	[5]
Senior Management [Member]
Loan to a related party:
Payments to Fund Long-term Loans to Related Parties	[6]	$ 5,461		¥ 34,256		¥ 0

[1]	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB150,000 and RMB150,000 (US$23,914) to Lionbridge during three months ended March 31, 2017 and 2018, respectively, with details set forth below:
[2]	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB280,000 and RMB150,000 (US$23,055) to Lionbridge during the years ended December 31, 2016 and 2017, respectively, with details set forth below:
[3]	During the years ended December 31, 2015, 2016 and 2017, the Group paid course development fees of RMB705, RMB278 and RMB nil (US$ nil), respectively, to Mai Rui.
[4]	During the three months ended March 31, 2017 and 2018, the Group paid consulting fees of RMB1,550 and nil, respectively, to Bain Advisors, an affiliate of the Group's majority shareholder.
[5]	During the years ended December 31, 2015, 2016 and 2017, the Group paid consulting fees of RMB6,200, RMB6,200 and RMB38,537(US$5,923), respectively, to Bain Advisors, an affiliate of the Group's majority shareholder, which included a lump sum consulting termination fee of RMB33,887(US$5,208) to Bain Advisors as a result of the IPO for the year ended December 31, 2017, of which RMB20,000(US$3,074) was unpaid as at December 31, 2017 (note 13 c) (2)).
[6]	The Group incurred individual income tax liability of RMB34,256 (US$5,461) on behalf of its senior management during the three months ended March 31, 2018.